Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Summary of Unrecognized Deferred Tax Assets

The Group has the following unrecognized deferred tax assets as at December 31, 2022:

	December 31,
	Gross	Net	Gross	Net
	2022	2022	2021	2021
	£000s			£000s
Trading losses	167,828	44,136	152,060	33,910
Share based payments	8,995	2,249	16,625	3,159
Capital losses	7,873	1,968	7,873	1,496
Total unrecognized deferred tax asset	184,696	48,353	176,558	38,565